Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2018
Disclosure of selling and marketing expenses [Abstract]
Selling and Marketing Expenses
Note 24 - Selling and Marketing Expenses

Composition

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	257	241	277
Commissions	179	88	85
Advertising and public relations	44	36	38
Depreciation and amortization	20	33	86
Other	74	81	81
	574	479	567